Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective six months ended June 30 as follows:

	2016	2015
Income tax (benefit) expense computed at the statutory rate	$(1,488)	4,219
Dividends-received deductions and tax-exempt interest	(1,013)	(787)
Other	7	5

Income tax (benefit) expense as reported	$(2,494)	3,437

Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective years ended December 31 as follows:

	2015	2014	2013
Income tax (benefit) expense computed at the statutory rate	$(1,996)	(1,504)	5,916
Dividends-received deductions and tax-exempt interest	(2,455)	(1,447)	(1,603)
Other	10	(182)	112

Income tax (benefit) expense as reported	$(4,441)	(3,133)	4,425

Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2015	2014	2013
Income tax (benefit) expense attributable to operations:
Current tax expense (benefit)	$9,567	4,774	2,495
Deferred tax (benefit) expense	(14,008)	(7,907)	1,930

Total income tax (benefit) expense attributable to operations	(4,441)	(3,133)	4,425
Income tax effect on equity:
Attributable to unrealized losses gains for the year	(6,277)	3,397	(12,760)

Total income tax effect on equity	$(10,718)	264	(8,335)

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). Net deferred tax asset on the Balance Sheets at December 31 are as follows:

	2015	2014
Deferred tax assets:
Future benefit reserves	$113,361	70,323
Expense accruals	241	132

Total deferred tax assets	113,602	70,455

Deferred tax liabilities:
Deferred acquisition costs	(42,684)	(36,324)
Due and deferred premium	(14)	(6)
Net unrealized gains on investments	(4,763)	(14,497)
Investment income	(32,481)	(6,253)

Total deferred tax liabilities	(79,942)	(57,080)

Net deferred tax asset	$33,660	13,375